Other Income	12 Months Ended
Dec. 31, 2020
Other Income
Other Income
9.	Other Income

Other income consists of the following:

In € thousand	2020	2019
Insurance recoveries	1,906	—
Grants received from the German government	307	53
Income from other grants	42	—
Other miscellaneous income	91	23
Total other income	2,346	76

Insurance recoveries are for damage which occurred as a result of an accident during maintenance work of which €1,000 thousand was received during 2020 and €906 thousand is presented within non-financial assets (refer to note 18).

Lilium has been granted government funds for conducting research on future mobility infrastructure and technology, especially assessing existing infrastructure for building vertiports and vertistops.